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                               STI CLASSIC FUNDS

                      SUPPLEMENT DATED MAY 1, 2000 TO THE
             SUNTRUST BANKS SPONSORED RETIREMENT PLANS PROSPECTUS
                             DATED OCTOBER 1, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

LIFE VISION BALANCED PORTFOLIO
------------------------------

The Life Vision Balanced Portfolio is renamed the Life Vision Moderate Growth Fund.

In the table on page 44 of the prospectus, the investment ranges, by asset class, of the Life Vision Moderate Growth Fund are changed to the following:
Equity Funds 35% - 65%, Bond Funds 35% - 65% and Money Market Funds 0% - 20%.

LIFE VISION GROWTH AND INCOME PORTFOLIO
---------------------------------------

The Life Vision Growth and Income Portfolio is renamed the Life Vision Growth and Income Fund.

In the table on page 46 of the prospectus, the investment ranges, by asset class, of the Life Vision Growth and Income Fund, are changed to the following:
Equity Funds 50% - 80%, Bond Funds 25% - 50% and Money Market Funds 0% - 20%.

LIFE VISION MAXIMUM GROWTH PORTFOLIO
------------------------------------

The Life Vision Maximum Growth Portfolio is renamed the Life Vision Aggressive Growth Fund.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.